Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	¥ 175,897,644	$ 1,293,460	¥ 4,872,262
Valuation allowance	(175,897,644)	(1,293,460)	(4,872,262)
Deferred tax assets
Temporary difference in depreciation	(188,496)	(1,386)	(66,235)
Deferred tax liabilities	(188,496)	(1,386)	(66,235)
Total	¥ (188,496)	$ (1,386)	¥ (66,235)